CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents (Note 4)	$ 53,760,689	$ 57,677,370
Assets held for sale (Note 7)	0	450,000
Marketable securities (Note 5)	861,792	892,271
Deposits, advances and other	1,879,167	194,802
Total current assets	56,501,648	59,214,443
Property, plant and equipment, net (Note 7)	19,121,242	19,125,626
Total assets	75,622,890	78,340,069
Current Liabilities:
Accounts payable and accrued expenses	2,139,550	2,076,131
Accrued interest	1,641,816	234,545
Total current liabilities	3,781,366	2,310,676
Convertible notes (Notes 12, 14)	102,112,927	101,833,491
Total liabilities	105,894,293	104,144,167
SHAREHOLDERS’ EQUITY
Common shares and equity units	246,167,909	244,023,265
Contributed Surplus	5,171,603	5,171,603
Stock options (Note 9)	18,277,515	17,143,278
Accumulated deficit	(299,905,965)	(292,183,986)
Accumulated other comprehensive income	17,535	41,742
Total shareholders’ deficit	(30,271,403)	(25,804,098)
Total liabilities and shareholders’ deficit	$ 75,622,890	$ 78,340,069